EME-PRO-1-SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Emerging Markets Equity Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		1.39	1.39	1.39	1.39
Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses		2.59	3.34	2.84	2.34
Fee Waiver and/or Expense Reimbursement[2]		1.04	1.04	1.04	1.04
Total Annual Fund Operating Expenses		1.55	2.30	1.80	1.30

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.54%, 2.29%, 1.79% and 1.29%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on March 31, 2017 and June 30, 2017, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$699	$1,218	$1,762	$3,241
Class C	$333	$931	$1,651	$3,561
Class R	$183	$782	$1,407	$3,092
Class Y	$132	$631	$1,156	$2,596

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$699	$1,218	$1,762	$3,241
Class C	$233	$931	$1,651	$3,561
Class R	$183	$782	$1,407	$3,092
Class Y	$132	$631	$1,156	$2,596

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.”

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EME-PRO-2-SUP -1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco MLP Fund
Invesco Emerging Markets Equity Fund	Invesco Pacific Growth Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Select Companies Fund
Invesco Endeavor Fund	Invesco Strategic Income Fund
Invesco Global Infrastructure Fund	Invesco Unconstrained Bond Fund
Invesco Global Markets Strategy Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Emerging Markets Equity Fund - Fees and Expenses of the Fund”:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.94%	0.94%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		1.04	1.04
Acquired Fund Fees and Expenses		0.01	0.01
Total Annual Fund Operating Expenses		1.99	1.99
Fee Waiver and/or Expense Reimbursement[1]		0.69	0.69
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30	1.30

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.29% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on March 31, 2017 and June 30, 2017, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$132	$558	$1,009	$2,261
Class R6	$132	$558	$1,009	$2,261

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.”

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AIF-SUP-2 040116

Statement of Additional Information Supplement dated April 1, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Invesco International Total Return Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco MLP Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

The following information replaces in its entirety the tenth, eleventh and twelfth paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information.

“Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the Funds shares as follows:

Fund	Expense Limitation
	Expires June 30, 2016	Expires February 28, 2017	Expires March 31, 2017
Invesco All Cap Market Neutral Fund
Class A Shares	—	1.62%	—
Class C Shares	—	2.37%	—
Class R Shares	—	1.87%	—
Class R5 Shares	—	1.37%	—
Class R6 Shares	—	1.37%	—
Class Y Shares	—	1.37%	—

Invesco Balanced-Risk Allocation Fund
Class A Shares	2.00%	—	—
Class B Shares	2.75%	—	—
Class C Shares	2.75%	—	—
Class R Shares	2.25%	—	—
Class R5 Shares	1.75%	—	—
Class R6 Shares	1.75%	—	—
Class Y Shares	1.75%	—	—

Invesco Balanced-Risk Commodity Strategy Fund
Class A Shares	2.00%	—	—
Class B Shares	2.75%	—	—
Class C Shares	2.75%	—	—
Class R Shares	2.25%	—	—
Class R5 Shares	1.75%	—	—
Class R6 Shares	1.75%	—	—
Class Y Shares	1.75%	—	—

Invesco Developing Markets Fund
Class A Shares	2.25%	—	—
Class B Shares	3.00%	—	—
Class C Shares	3.00%	—	—
Class Y Shares	2.00%	—	—
Class R5 Shares	2.00%	—	—
Class R6 Shares	2.00%	—	—

AIF-SUP-2 040116	1

Fund	Expense Limitation
	Expires June 30, 2016	Expires February 28, 2017	Expires March 31, 2017
Invesco Emerging Markets Equity Fund
Class A Shares	—	—	1.54%
Class C Shares	—	—	2.29%
Class R Shares	—	—	1.79%
Class R5 Shares	—	—	1.29%
Class R6 Shares	—	—	1.29%
Class Y Shares	—	—	1.29%

Invesco Emerging Markets Flexible Bond Fund
Class A Shares	—	1.24%	—
Class B Shares	—	1.99%	—
Class C Shares	—	1.99%	—
Class R Shares	—	1.49%	—
Class R5 Shares	—	0.99%	—
Class R6 Shares	—	0.99%	—
Class Y Shares	—	0.99%	—

Invesco Endeavor Fund
Class A Shares	2.00%	—	—
Class B Shares	2.75%	—	—
Class C Shares	2.75%	—	—
Class R Shares	2.25%	—	—
Class R5 Shares	1.75%	—	—
Class R6 Shares	1.75%	—	—
Class Y Shares	1.75%	—	—

Invesco Global Health Care Fund
Class A Shares	2.00%	—	—
Class B Shares	2.75%	—	—
Class C Shares	2.75%	—	—
Class Y Shares	1.75%	—	—
Investor Class Shares	2.00%	—	—

Invesco Global Infrastructure Fund
Class A Shares	—	1.40%	—
Class C Shares	—	2.15%	—
Class R Shares	—	1.65%	—
Class R5 Shares	—	1.15%	—
Class R6 Shares	—	1.15%	—
Class Y Shares	—	1.15%	—

Invesco Global Market Neutral Fund
Class A Shares	—	1.62%	—
Class C Shares	—	2.37%	—
Class R Shares	—	1.87%	—
Class R5 Shares	—	1.37%	—
Class R6 Shares	—	1.37%	—
Class Y Shares	—	1.37%	—

Invesco Global Markets Strategy Fund
Class A Shares	—	1.65%	—
Class C Shares	—	2.40%	—
Class R Shares	—	1.90%	—
Class R5 Shares	—	1.40%	—
Class R6 Shares	—	1.40%	—
Class Y Shares	—	1.40%	—

AIF-SUP-2 040116	2

Fund		Expense Limitation
	Expires June 30, 2016	Expires February 28, 2017	Expires March 31, 2017
Invesco Global Targeted Returns Fund
Class A Shares	—	1.65%	—
Class C Shares	—	2.40%	—
Class R Shares	—	1.90%	—
Class R5 Shares	—	1.40%	—
Class R6 Shares	—	1.40%	—
Class Y Shares	—	1.40%	—

Invesco Greater China Fund
Class A Shares	2.25%	—	—
Class B Shares	3.00%	—	—
Class C Shares	3.00%	—	—
Class R5 Shares	2.00%	—	—
Class Y Shares	2.00%	—	—

Invesco International Total Return Fund
Class A Shares	—	1.10%	—
Class B Shares	—	1.85%	—
Class C Shares	—	1.85%	—
Class R5 Shares	—	0.85%	—
Class R6 Shares	—	0.85%	—
Class Y Shares	—	0.85%	—

Invesco Long/Short Equity Fund
Class A Shares	—	1.87%	—
Class C Shares	—	2.62%	—
Class R Shares	—	2.12%	—
Class R5 Shares	—	1.62%	—
Class R6 Shares	—	1.62%	—
Class Y Shares	—	1.62%	—

Invesco Low Volatility Emerging Markets Fund
Class A Shares	—	1.72%	—
Class C Shares	—	2.47%	—
Class R Shares	—	1.97%	—
Class R5 Shares	—	1.47%	—
Class R6 Shares	—	1.47%	—
Class Y Shares	—	1.47%	—

Invesco Macro International Equity Fund
Class A Shares	—	1.43%	—
Class C Shares	—	2.18%	—
Class R Shares	—	1.68%	—
Class R5 Shares	—	1.18%	—
Class R6 Shares	—	1.18%	—
Class Y Shares	—	1.18%	—

Invesco Macro Long/Short Fund
Class A Shares	—	1.87%	—
Class C Shares	—	2.62%	—
Class R Shares	—	2.12%	—
Class R5 Shares	—	1.62%	—
Class R6 Shares	—	1.62%	—
Class Y Shares	—	1.62%	—

Invesco MLP Fund
Class A Shares	—	1.50%	—
Class C Shares	—	2.25%	—
Class R Shares	—	1.75%	—
Class R5 Shares	—	1.25%	—
Class R6 Shares	—	1.25%	—
Class Y Shares	—	1.25%	—

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Fund		Expense Limitation
	Expires June 30, 2016	Expires February 28, 2017	Expires March 31, 2017
Invesco Select Companies Fund
Class A Shares	2.00%	—	—
Class B Shares	2.75%	—	—
Class C Shares	2.75%	—	—
Class R Shares	2.25%	—	—
Class R5 Shares	1.75%	—	—
Class Y Shares	1.75%	—	—

Invesco Strategic Income Fund
Class A Shares	—	0.85% less net AFFE*	—
Class C Shares	—	1.60% less net AFFE*	—
Class R Shares	—	1.10% less net AFFE*	—
Class R5 Shares	—	0.60% less net AFFE*	—
Class R6 Shares	—	0.60% less net AFFE*	—
Class Y Shares	—	0.60% less net AFFE*	—

Invesco Unconstrained Bond Fund
Class A Shares	—	1.04% less net AFFE*	—
Class C Shares	—	1.79% less net AFFE*	—
Class R Shares	—	1.29% less net AFFE*	—
Class R5 Shares	—	0.79% less net AFFE*	—
Class R6 Shares	—	0.79% less net AFFE*	—
Class Y Shares	—	0.79% less net AFFE*	—

*	Acquired Fund Fees and Expenses (“AFFE”) will be calculated as of the Fund’s fiscal year end according to instruction 3(f) of Item 3 of Form N-1A. “Net AFFE” will be calculated by subtracting any waivers by Invesco associated with investments in affiliated funds, such as investments in affiliated money market funds, from the AFFE calculated in accordance with the preceding sentence. For clarity, the NET AFFE calculated as of the Fund’s fiscal year end will be used throughout the waiver period in establishing the Fund’s waiver amount, regardless of whether actual AFFE is more or less during the waiver period.

Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.”

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